FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Warrant liability	$ 1,952	$ 1,564
Total	1,952	1,564
Level 1 [Member]
IfrsStatementLineItems [Line Items]
Warrant liability
Total
Level 2 [Member]
IfrsStatementLineItems [Line Items]
Warrant liability
Total
Level 3 [Member]
IfrsStatementLineItems [Line Items]
Warrant liability	1,952	1,564
Total	$ 1,952	$ 1,564